Financial instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign exchange risk management	10.00%
Percentage of value at risk statistical assessment	95.00%
Net (losses) gains on derivative contracts excluding realized commodity contracts, before tax	$ 2,412	$ 1,314	$ 5,189
Hedging instrument, liability	6,772	9,576
Unrealized net (losses) gains related to assets and liabilities	$ 21	591
Commodity price risk
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in interest rate risk	50.00%
Gain due to a 50% change in derivative contracts	$ 500	600
Average exposures due to a 50% change in derivative contracts	100	300
Cash flow hedges | Foreign exchange risk | Forward foreign exchange contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging instrument, liability	48	579
Fair value hedges | Interest rate and currency swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging instrument, liability	586	1,872
Hedges of net investment in foreign operations | Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Hedging instrument, liability	0	0
Trade and other payables
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying amount of collateral held	501	581
Trade and other receivables
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying amount of financial assets pledged as collateral for liabilities or contingent liabilities	1,211	2,519
Guarantees and Letters of Credit
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying amount of financial assets pledged as collateral for liabilities or contingent liabilities	$ 1,087	1,359
Floating interest rate
Disclosure of risk management strategy related to hedge accounting [line items]
Increase in interest rate risk	1.00%
Increase in income before taxation if there were a 1% increase in interest rates	$ 148	$ 268